Cover	Apr. 07, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 07, 2020
Entity File Number	1-37368
Entity Registrant Name	ADAPTIMMUNE THERAPEUTICS PLC
Entity Central Index Key	0001621227
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	60 Jubilee Avenue
Entity Address, Address Line Two	Milton Park
Entity Address, City or Town	Abingdon, Oxfordshire
Entity Address, Country	GB
Entity Address, Postal Zip Code	OX14 4RX
City Area Code	44
Local Phone Number	1235 430000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	American Depositary Shares, each representing 6 Ordinary Shares, par value £0.001 per share
Trading Symbol	ADAP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false